DERIVATIVE LIABILITIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Valuation of Derivative liabilities

	February 21, 2014	February 18, 2014	January 14, 2014	December 31, 2013
Embedded Conversion Feature and Warrant Liability:
Risk-free interest rate	0.30%	0.30%	0.30%	0.30%
Expected volatility	124%	123%	123%	123.54%
Expected life (in years)	4.9	0.75	5.00	4.59
Expected dividend yield	–	–	–	–
Number of shares	1,391,539	55,497	941,539	500,000
Fair value	$6,037,639	$98,722	$3,431,541	$1,650,243

	May 25, 2013	December 31, 2013
Embedded Conversion Feature and Warrant Liability:
Risk-free interest rate	0.30%	0.30%
Expected volatility	91.17%	123.54%
Expected life (in years)	1.60	4.59
Expected dividend yield	–	–
Number of shares	120,000	500,000
Fair value	$44,966	$1,650,243

Fair value of liabilities measured on a recurring basis

Fair Value Measurements at March 31, 2014
	Total Carrying Value at March 31, 2014	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Derivative liabilities	$–	$–	$–	$–

		Fair Value Measurements at December 31, 2013
	Total Carrying Value at December 31, 2013	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Derivative liabilities	$1,650,243	$–	$–	$1,650,243

Changes in the fair value of Level 3 financial liabilities that are measured at fair value on a recurring basis
	For the thee months ended
	March 31, 2014
Beginning balance		$1,650,243
Recognition of derivative liability - warrants		3,431,541
Net unrealized loss on derivative liabilities		1,074,795
Net unrealized gain on derivative conversion feature liabilities		(20,218)
Adjustment to additional paid in capital upon conversion and modification		(6,136,361)
Ending balance		$–

For the year ended
December 31, 2013
Beginning balance	$–
Recognition of conversion feature liability	44,966
Recognition of derivative liability - warrants	1,531,303
Net unrealized loss on derivative liabilities	73,974
Ending balance	$1,650,243